Cash and cash equivalents	9 Months Ended
Sep. 30, 2022
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents
4. Cash and cash equivalents

	As of September 30,	As of December 31,
	2022	2021
Cash	$76,317,314	$14,131,396
Cash equivalents—Private securities (i)	1,624,057	$245,127

Total	$77,941,371	$14,376,523

(i)	Applications in Bank Deposit Certificates (“CDB’s”), issued by financial institutions in Brazil, available for redemption in up to 90 days.